CONSOLIDATED STATEMENT OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues
Interest revenue	$ 67,298		$ 71,858		$ 78,596
Interest expense	20,612		24,209		25,057
Net interest revenue	46,686		47,649		53,539
Commissions and fees	12,732		12,665		13,491
Principal transactions	4,781		7,234		7,517
Administration and other fiduciary fees	4,012		3,995		4,005
Realized gains (losses) on sales of investments, net	3,251		1,997		2,411
Other-than-temporary impairment losses on investments
Gross impairment losses	(5,037)	[1]	(2,413)	[1]	(1,495)	[1]
Less: Impairments recognized in AOCI	66		159		84
Net impairment losses recognized in earnings	(4,971)		(2,254)		(1,411)
Insurance premiums	2,395		2,561		2,614
Other revenue	242	[2]	3,484	[2]	3,610	[2]
Total non-interest revenues	22,442		29,682		32,237
Total revenues, net of interest expense	69,128		77,331		85,776
Provisions for credit losses and for benefits and claims
Provision for loan losses	10,458		11,336		24,961
Policyholder benefits and claims	887		972		965
Provision (release) for unfunded lending commitments	(16)		51		(117)
Total provisions for credit losses and for benefits and claims	11,329		12,359		25,809
Operating expenses
Compensation and benefits	25,119		25,614		24,372
Premises and equipment	3,266		3,310		3,271
Technology/communication	5,829		5,055		4,946
Advertising and marketing	2,164		2,268		1,572
Other operating	13,596		14,003		12,690
Total operating expenses	49,974	[3]	50,250	[3]	46,851	[3]
Income (loss) from continuing operations before income taxes	7,825		14,722		13,116
Provision for income taxes (benefit)	7		3,575		2,217
Income from continuing operations	7,818		11,147		10,899
Discontinued operations
Income (loss) from discontinued operations	(109)		(75)		140
Gain (loss) on sale	(1)		155		(702)
Provision (benefit) for income taxes	(52)		12		(546)
Income (loss) from discontinued operations, net of taxes	(58)		68		(16)
Net income before attribution of noncontrolling interests	7,760		11,215		10,883
Noncontrolling interests	219		148		281
Citigroup's net income	$ 7,541		$ 11,067		$ 10,602
Basic earnings per share
Income from continuing operations (in dollars per share)	$ 2.53	[4]	$ 3.71	[4]	$ 3.64	[4]
Income (loss) from discontinued operations, net of taxes (in dollars per share)	$ (0.02)	[4],[5]	$ 0.02	[4],[5]	$ 0.01	[4],[5]
Net income (in dollars per share)	$ 2.51	[4]	$ 3.73	[4]	$ 3.65	[4]
Weighted average common shares outstanding (in shares)	2,930.6		2,909.8		2,877.6
Diluted earnings per share
Income from continuing operations (in dollars per share)	$ 2.46	[4],[6]	$ 3.60	[4],[6]	$ 3.53	[4],[6]
Income (loss) from discontinued operations, net of taxes (in dollars per share)	$ (0.02)	[4],[5],[6]	$ 0.02	[4],[5],[6]	$ 0.01	[4],[5],[6]
Net income (in dollars per share)	$ 2.44	[4],[6]	$ 3.63	[4],[6]	$ 3.54	[4],[6]
Adjusted weighted average common shares outstanding (in shares)	3,015.5		2,998.8		2,967.8

[1]	2012 includes the recognition of a $3,340 million impairment charge related to the carrying value of Citi's remaining 35% interest in the Morgan Stanley Smith Barney joint venture (MSSB), as well as the recognition of a $1,181 million impairment charge related to Citi's investment in Akbank. See Note 15 to the Consolidated Financial Statements.
[2]	Other revenue for 2012 includes a $1,344 million loss related to the sale of a 14% interest in MSSB, as well as the recognition of a $424 million loss related to the sale of a 10.1% stake in Akbank.
[3]	Citigroup recorded repositioning charges of $1,375 million for 2012, $706 million for 2011 and $507 million for 2010.
[4]	All per share amounts and Citigroup shares outstanding for all periods reflect Citigroup's 1-for-10 reverse stock split, which was effective May 6, 2011.
[5]	2010 includes $(48) million of noncontrolling interest from discontinued operations.
[6]	Due to rounding, earnings per share on continuing operations and discontinued operations may not sum to earnings per share on net income.